Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of leases - narrative [line items]
Expense relating to variable lease payments not included in measurement of lease liabilities	$ 3,455	$ 2,000
Interest expense on lease liabilities	$ 1,204	$ 1,048
Minimum
Disclosure of leases - narrative [line items]
Lease term	1 year
Maximum
Disclosure of leases - narrative [line items]
Lease term	8 years